UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman High Income Fund Series
Schedules of Investments (unaudited)
September 30, 2008

Seligman High-Yield Fund

	Principal Amount or Shares		Value

Corporate Bonds 82.3%
Aerospace 1.1%
Hawker Beechcraft 9.75%, 4/1/2017*	$225,000		$202,500
L3 Communications 5.875%, 1/15/2015	2,000,000		1,820,000

			2,022,500

Airlines 0.4%
Continental Airlines 8.75%, 12/1/2011	1,150,000		828,000

Automobiles 2.8%
Allison Transmission 11%, 11/1/2015*	1,000,000		875,000
ArvinMeritor 8.125%, 9/15/2015	250,000		193,750
Ford Motor:
8%, 12/15/2016	750,000		474,820
7.45%, 7/16/2031	4,250,000		1,848,750
General Motors:
7.2%, 1/15/2011	500,000		295,000
6.75%, 12/1/2014	1,000,000		384,181
8.375%, 7/15/2033	1,375,000		556,875
TRW Automotive 7.25%, 3/15/2017	250,000		198,750
Westinghouse Air Brake Technologies 6.875%, 7/31/2013	500,000		492,500

			5,319,626

Broadcasting 0.4%
LBI Media 8.5%, 8/1/2017	1,000,000		665,000

Building Products 0.9%
Ply Gem Industries 9%, 2/15/2012	1,250,000		687,500
Texas Industries 7.25%, 7/15/2013	1,100,000		962,500

			1,650,000

Cable 2.4%
Charter Communications Holdings I:
13.5%, 1/15/2014	1,370,000		582,250
11%, 10/1/2015	720,000		478,800
Charter Communications Holdings II 10.25%, 9/15/2010	1,000,000		905,000
CSC Holdings 6.75%, 4/15/2012	1,000,000		921,250
Liberty Media 8.5%, 7/15/2029	1,000,000		711,650
Mediacom Broadband 8.5%, 10/15/2015	1,000,000		830,000

			4,428,950

Capital Goods 1.4%
Harland Clarke Holdings:
7.554%, 5/15/2015#	1,000,000		655,000
9.5%, 5/15/2015	2,000,000		1,430,000
SPX 7.625%, 12/15/2014*	450,000		450,563

			2,535,563

Chemicals 2.8%
Koppers Holdings 0% (9.875%†), 11/15/2014	2,700,000		2,430,000
MacDermid 9.5%, 4/15/2017	1,000,000		845,000
Momemtive Performance 11.5%, 12/1/2016	250,000		171,250
Mosaic 7.625% 12/1/2016*	950,000		972,104
Nova Chemicals 5.953%, 11/15/2013#	1,000,000		835,000

			5,253,354

Consumer Products 2.4%
ACCO Brands 7.625%, 8/15/2015	2,000,000		1,540,000
Jarden 7.5%, 5/1/2017	750,000		628,125
Visant 0% (10.25%†), 12/1/2013*	2,525,000		2,297,750

			4,465,875

Containers 2.8%
AEP Industries 7.875%, 3/15/2013	1,450,000		1,094,750
Crown Cork & Seal 8%, 4/15/2023	1,500,000		1,267,500
Graham Packaging:
9.5%, 8/15/2013	500,000		455,000
9.875%, 10/15/2014	500,000		437,500
Owens-Brockway Glass Container 8.25%, 5/15/2013	2,000,000		2,000,000

			5,254,750

Diversified Telecommunication 2.4%
Citizens Communications 6.625%, 3/15/2015	650,000		542,750
Hawaiian Telecommunications 12.5%, 5/1/2015	1,750,000		253,750
Nordic 8.875%, 5/1/2016	1,500,000		1,372,500
Qwest:
6.5%, 6/1/2017	800,000		644,000
6.875%, 9/15/2033	500,000		338,750
Sprint Nextel 6%, 12/1/2016	1,500,000		1,156,734
Windstream 8.625%, 8/1/2016	250,000		231,875

			4,540,359

Electric 1.1%
Sierra Pacific Resources 8.625%, 3/15/2014	609,000		626,769
TXU 5.55%, 11/15/2014	2,000,000		1,502,514

			2,129,283

Energy 3.4%
Atlas Pipeline Partners 8.125%, 12/15/2015	1,000,000		925,000
Bristow Group 7.5%, 9/15/2017	1,000,000		895,000
Complete Production Services 8%, 12/15/2016	950,000		907,250
El Paso 7%, 6/15/2017	2,000,000		1,796,726
Helix Energy Solutions 9.5%, 1/15/2016*	950,000		893,000
OPTI Canada:
7.875%, 12/15/2014	900,000		801,000
8.25%, 12/15/2014	250,000		225,000

			6,442,976

Environmental 0.7%
Browning-Ferris Industries 7.4%, 9/15/2035	1,500,000		1,327,500

Finance 2.9%
Ashtead 9%, 8/15/2016	1,000,000		865,000
Ford Motor Credit:
10.25%, 9/15/2010	500,000		358,681
8.625%, 11/1/2010	1,425,000		1,010,922
GMAC 8%, 11/1/2031	1,000,000		377,736
Nuveen Investments 10.5%, 11/15/2015*	1,000,000		775,000
Rental Service 9.5%, 12/1/2014	1,250,000		953,125
SGS International 12%, 12/15/2013	950,000		774,250
USI Holdings:
6.679%, 11/15/2014#	250,000		191,250
9.75%, 5/15/2015	250,000		191,250

			5,497,214

Food and Beverage 4.4%
Constellation Brands 8.375%, 12/1/2011	500,000		497,500
Dean Foods 7%, 6/1/2016	1,000,000		875,000
Del Monte:
8.625%, 12/15/2012	1,950,000		1,940,250
6.75%, 2/15/2015	750,000		678,750
Pilgrims Pride 8.375%, 5/1/2017	2,150,000		1,021,250
Reddy Ice Holdings 0% (10.5%†), 11/1/2012	2,500,000		1,937,500
Smithfield Foods:
7%, 8/1/2011	650,000		568,750
7.75%, 7/1/2017	1,000,000		790,000

			8,309,000

Food and Staples Retailing 1.4%
Duane Reade 9.75%, 8/1/2011	1,150,000		971,750
Rite Aid 9.5%, 6/15/2017	250,000		132,500
Stater Brothers Holdings 8.125%, 6/15/2012	500,000		492,500
Susser Holdings 10.625%, 12/15/2013	1,000,000		987,500

			2,584,250

Gaming 1.3%
Harrah’s Operating 10.75%, 2/1/2016*	250,000		128,750
Inn Of The Mountain Gods 12%, 11/15/2010	1,250,000		856,250
Isle of Capri Casinos 7%, 3/1/2014	250,000		168,750
San Pasqual 8%, 9/15/2013	1,000,000		900,000
Station Casinos 6.875%, 3/1/2016	1,400,000		399,000

			2,452,750

Health Care Facilities and Supplies 7.8%
Advanced Medical Optics 7.5%, 5/1/2017	500,000		437,500
Boston Scientific 6.4%, 6/15/2016	250,000		238,750
Cardinal Health 9.5%, 4/15/2015	900,000		702,000
Centene 7.25%, 4/1/2014	1,000,000		942,500
CHS Community Health System 8.875%, 7/15/2015	1,000,000		955,000
DaVita 7.25%, 3/15/2015	1,500,000		1,432,500
HCA:
9.125%, 11/15/2014*	500,000		487,500
6.5%, 2/15/2016	2,000,000		1,595,000
9.25%, 11/15/2016	500,000		487,500
7.5%, 11/6/2033	1,900,000		1,358,500
HealthSouth:
9.133%, 6/15/2014#	1,350,000		1,316,250
10.75%, 6/15/2016* ##	1,000,000		1,015,000
Invacare 9.75%, 2/15/2015	500,000		502,500
Omega Healthcare Investors 7%, 1/15/2016	2,000,000		1,810,000
Omnicare 6.875%, 12/15/2015	250,000		223,750
Tenet Healthcare 9.25%, 2/1/2015	1,200,000		1,140,000

			14,644,250

Home Builders 0.1%
Toll 8.25%, 12/1/2011	250,000		241,250

Leisure 0.8%
HRP Myrtle Beach Operations 7.382%, 4/1/2012##†††	1,000,000		606,250
Universal City Florida Holding 7.551%, 5/1/2010##	1,000,000		945,000

			1,551,250

Lodging 2.1%
Felcor Lodging 9%, 6/1/2011	2,750,000		2,392,500
Host Marriott 6.75%, 6/1/2016	2,000,000		1,645,000

			4,037,500

Metals and Mining 3.9%
Aleris International 10%, 12/15/2016	1,000,000		625,000
FMG Finance 10%, 9/1/2013*	2,000,000		1,930,000
Freeport-McMoRan Copper & Gold 8.375%, 4/1/2017	2,000,000		1,972,942
Gerdau Ameristeel 10.375%, 7/15/2011	1,750,000		1,815,625
Massey Energy 6.875%, 12/15/2013	500,000		455,000
Peabody Energy 6.875%, 3/15/2013	500,000		485,000

			7,283,567

Oil and Gas Producers 4.5%
Chesapeake Energy 7.625%, 7/15/2013	3,050,000		2,684,000
Forest Oil 7.25%, 6/15/2019	2,000,000		1,720,000
Mariner Energy 8%, 5/15/2017	1,000,000		850,000
Petrohawk Energy 9.125%, 7/15/2013	1,000,000		945,000
Plains Exploration Production 7.75%, 6/15/2015	1,650,000		1,526,250
W & T Offshore 8.25%, 6/15/2014*	950,000		764,750

			8,490,000

Paper and Forest Products 3.2%
Cascades 7.25%, 2/15/2013	500,000		392,500
Domtar 7.875%, 10/15/2011	1,000,000		1,000,000
Georgia-Pacific 8.875%, 5/15/2031	3,000,000		2,625,000
Newpage 10%, 5/1/2012	500,000		450,000
Smurfit-Stone Container 8%, 3/15/2017	1,000,000		785,000
Verso Paper Holdings 11.375%, 8/1/2016	1,000,000		815,000

			6,067,500

Publishing 2.0%
Dex Media 0% (9%†), 11/15/2013*	3,225,000		1,499,625
R H Donnelley 8.875%, 1/15/2016	3,000,000		1,035,000
Idearc 8%, 11/15/2016*	1,500,000		416,250
Reader’s Digest Association 9%, 2/15/2017*	1,250,000		712,500

			3,663,375

Restaurants 0.2%
Denny’s 10%, 10/1/2012	500,000		457,500

Road and Rail 0.5%
American Railcar Industries 7.5%, 3/1/2014	1,000,000		890,000

Satellite 0.3%
Sirius Satellite Radio 9.625%, 8/1/2013	1,000,000		535,000

Services 3.6%
Avis Budget Car Rental 5.304%, 5/15/2014#	1,250,000		775,000
Kar Holdings:
8.75%, 5/1/2014	500,000		410,000
10%, 5/1/2015	500,000		387,500
Neff 10%, 6/1/2015	2,250,000		686,250
Service Corporation 7%, 6/15/2017	3,450,000		2,967,000
West 11%, 10/15/2016	2,000,000		1,450,000

			6,675,750

Specialty Retail 2.7%
Asbury Automotive Group 7.625%, 3/15/2017	950,000		612,750
Blockbuster 9%, 9/1/2012	500,000		360,000
Dollar General 11.875%, 7/15/2017	1,400,000		1,302,000
Michaels Stores 11.375%, 11/1/2016	250,000		119,375
Neiman Marcus 9%, 10/15/2015	1,000,000		842,500
Sally Holdings 10.5%, 11/15/2016	1,000,000		955,000
Toys R Us 7.375%, 10/15/2018	1,000,000		655,000
Yankee Acquisition 9.75%, 2/15/2017	250,000		143,750

			4,990,375

Technology 7.6%
Amkor Technology 9.25%, 6/1/2016	250,000		211,250
Freescale Semiconductor 10.125%, 12/15/2016	3,050,000		1,967,250
Ikon Office Solutions 7.75%, 9/15/2015	2,850,000		2,992,500
Nortel Network 10.75%, 7/15/2016	1,500,000		926,250
Seagate Technology 6.375%, 10/1/2011	1,950,000		1,925,625
Serena Software 10.375%, 3/15/2016	1,000,000		885,000
STATS Chip Pac 7.5%, 7/19/2010	1,825,000		1,886,594
Sunguard Data System 9.125%, 8/15/2013	1,500,000		1,357,500
Syniverse Technologies 7.75%, 8/15/2013	950,000		883,500
Viasystems 10.5%, 1/15/2011	1,250,000		1,225,000

			14,260,469

Textiles, Apparel and Shoes 0.8%
Quiksilver 6.875%, 4/15/2015	2,125,000		1,476,875

Utilities 7.2%
AES 9.375%, 9/15/2010	4,500,000		4,522,500
Allegheny Energy Supply 7.8%, 3/15/2011	2,000,000		2,000,000
Dynegy Holdings:
8.75%, 2/15/2012	1,000,000		950,000
8.375%, 5/1/2016	2,500,000		2,187,500
Edison Mission Energy 7%, 5/15/2017	1,950,000		1,764,750
Mirant Americas Generation 8.5%, 10/1/2021	500,000		390,000
NRG Energy 7.375%, 2/1/2016	1,900,000		1,714,750

			13,529,500

Total Corporate Bonds			154,501,111

Common Stocks 5.9%
Aerospace 0.2%
BE Aerospace**	7,405	shs.	117,221
Hexcel**	6,530		89,396
L-3 Communications Holdings	2,770		272,346

			478,963

Airlines 0.0%
Continental Airlines**	5,500		91,740

Cable 0.0%
Charter Communications (Class A)**	125,280		91,454

Chemicals 0.1%
The Mosaic**	810		55,096
Terra Industries**	2,200		64,680

			119,776

Communications Equipment 0.1%
Corning	13,430		210,045

Containers 0.2%
Ball	4,600		181,654
Silgan Holdings	5,910		301,942

			483,596

Diversified Telecommunication 0.5%
Crown Castle International**	6,175		178,890
Frontier Communications	22,800		262,200
Level 3 Communications	79,800		215,460
Sprint Nextel	11,400		69,540
tw telecom**	13,400		139,226

			865,316

Electric 0.1%
Sierra Pacific Resources	15,250		146,095

Energy 0.1%
El Paso	11,065		141,189

Finance 0.0%
E*TRADE Financial**	18,770		52,556

Food and Beverage 0.1%
Constellation Brands (Class A)**	11,900		255,374

Gaming 0.1%
Wynn Resorts	1,595		130,216

Health Care Facilities and Supplies 0.4%
Omega Healthcare Investors	17,900		351,914
Omnicare	5,220		150,179
Psychiatric Solutions**	6,775		257,111

			759,204

Index Derivatives 1.2%
iShares Russell 2000 Index Fund	30,010		2,052,384
SPDR Trust Series 1	1,100		127,589

			2,179,973

Lodging 0.1%
FelCor Lodging Trust	17,850		127,806

Machinery 0.2%
AGCO**	4,530		193,023
Flowserve	1,300		115,401
Terex**	4,350		132,762

			441,186

Media 0.1%
Cinemark Holdings	15,500		210,800

Metals and Mining 0.2%
Companhia Vale do Rio Doce “CVRD” (ADR)	4,250		81,388
Freeport-McMoRan Copper & Gold	1,425		81,011
Peabody Energy	2,500		112,500
Reliance Steel and Aluminium	1,565		59,423

			334,322

Office Electronics 0.1%
Xerox	15,700		181,021

Oil and Gas Producers 0.2%
Forest Oil**	3,500		173,600
Williams Companies	7,655		181,041

			354,641

Paper and Forest Products 0.1%
Domtar**	19,475		89,585
Smurfit-Stone Container**	20,013		94,061

			183,646

Real Estate Investment Trusts 0.2%
Senior Housing Properties Trust	14,965		356,616

Restaurants 0.2%
Denny’s	54,300		140,094
Domino’s Pizza	13,690		166,197

			306,291

Road and Rail 0.2%
Hertz Global Holdings	20,385		154,315
Kansas City Southern**	5,690		252,408

			406,723

Services 0.2%
Allied Waste Industries**	19,490		216,534
Service Corporation	23,113		193,225

			409,759

Specialty Retail 0.2%
Asbury Automotive Group	13,830		159,322
Blockbuster (Class A)	58,300		119,515
Saks	19,440		179,820

			458,657

Technology 0.3%
Applied Materials	8,245		124,747
ON Semiconductor	29,540		199,690
Seagate Technology	15,625		189,375

			513,812

Utilities 0.5%
AES**	18,300		213,927
Allegheny Energy	4,240		155,905
Calpine	10,050		130,650
Mirant**	5,700		104,253
Reliant Energy**	9,315		68,465
TECO Energy	13,265		208,659

			881,859

Total Common Stocks			11,172,636

Short-Term Holdings 10.8%
Equity-Linked Notes †† 5.4%
Deutsche Bank:
41.5%, 10/1/2008 (1) (a)	$3,000,000		1,565,460
36.15%, 10/10/2008 (1) (b)	3,000,000		2,153,490
38.5%, 2/11/2009 (1) (c)	3,000,000		1,760,460
Goldman Sachs Group:
13.5%, 12/24/2008 (2)	3,000,952		2,560,601
30.6%, 1/30/2009 (1) (d)	3,000,000		2,076,240

			10,116,251

Time Deposit 3.5%
Citibank, Nassau, 1.5%, 10/1/2008	6,667,000		6,667,000

Repurchase Agreement 1.3%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $2,455,003, collateralized by: $2,535,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $2,531,831	2,455,000		2,455,000

Corporate Bonds 0.6%
Midwest Generation 8.3%, 7/2/2009	697,732		706,907
Qwest Communications 6.304%, 2/15/2009#	333,000		330,502

			1,037,409

Total Short-Term Holdings			20,275,660

Total Investments 99.0%			185,949,407

Other Assets Less Liabilities 1.0%			1,886,059

Net Assets 100.0%			$187,835,466

Seligman U.S. Government Securities Fund

	Principal Amount		Value

US Full Faith and Credit Obligations 32.3%
US Treasury Bonds:
1.75%, 1/15/2028	$524,890		$458,090
5.375%, 2/15/2031	375,000		426,240
4.5%, 2/15/2036	85,000		87,271
US Treasury Inflation-Protected Security 0.625%, 4/15/2013	364,175		343,804
US Treasury Notes:
2.125%, 4/30/2010	260,000		261,321
4.5%, 2/28/2011	175,000		185,186
4.125%, 8/31/2012	2,830,000		2,983,660
4.25%, 9/30/2012	695,000		736,483
3.875%, 10/31/2012	45,000		47,081
3.5%, 5/31/2013	1,250,000		1,281,055
3.125%, 9/30/2013	5,425,000		5,463,995
4%, 2/15/2014	405,000		425,788
2%, 1/15/2016	288,096		284,698
4.625%, 11/15/2016	1,000,000		1,066,251
4.25%, 11/15/2017	3,315,000		3,436,723
3.5%, 2/15/2018	1,000,000		980,938
3.875%, 5/15/2018	1,317,000		1,326,056
1.375%, 7/15/2018	254,968		235,586
4%, 8/15/2018	1,805,000		1,831,230
US Treasury STRIPS Principal 7.5%, 11/15/2024***	1,725,000		830,712

Total US Full Faith and Credit Obligations			22,692,168

US Government Agency ObligationsØ 11.1%
Fannie Mae:
3.255%, 6/9/2010	580,000		580,328
3.25%, 8/12/2010	870,000	ØØØ	872,419
4.75%, 11/19/2012	730,000		755,621
5%, 7/9/2018	500,000		490,487
Federal Home Loan Bank:
2.625%, 5/20/2011	2,565,000	ØØØ	2,509,832
5%, 11/17/2017	500,000		504,851
Freddie Mac:
6%, 6/15/2011	500,000		534,096
5.5%, 8/20/2012	610,000		646,854
5%, 7/15/2014	900,000		937,309

Total US Government Agency Obligations			7,831,797

Mortgage-Backed SecuritiesØØ 55.2%
Fannie MaeØ:
4.5%, 12/1/2020	1,021,670		1,003,772
5%, 6/25/2025	2,000,000		1,901,111
4.841%, 11/1/2034#	1,075,954		1,095,274
4.736%, 8/1/2035#	1,333,638		1,349,995
5.5%, 2/1/2036	2,140,674		2,138,029
5.355%, 4/1/2036#	818,789		828,640
6.05%, 4/1/2036#	1,327,445		1,351,745
5.961%, 8/1/2036#	672,087		692,054
5.819%, 9/1/2037#	1,001,015		1,021,804
6.5%, 9/1/2037	2,072,947		2,115,412
6.5%, 12/1/2037	3,760,827		3,860,976
6.5%, TBA 10/2008	3,000,000		3,076,407
Freddie MacØ:
6.165%, 8/1/2036#	805,078		825,215
6.113%, 12/1/2036#	1,592,313		1,636,972
Freddie Mac GoldØ:
5%, 5/1/2018	1,438,530		1,440,976
5.5%, 10/1/2018	1,224,391		1,242,385
7%, 4/1/2038	485,112		508,192
4.5%, TBA 10/2008	3,000,000		2,920,314
5.5%, TBA 10/2008	2,800,000		2,817,937
5.5%, TBA 10/2008	3,250,000		3,233,243
6.0%, TBA 10/2008	1,000,000		1,012,344
Ginnie MaeØ:
5%, 5/20/2029	490,653		493,302
5.5%, 10/15/2035	1,653,955		1,658,934
Small Business Administration 5.199%, 8/1/2012	530,631		531,330

Total Mortgage-Backed Securities			38,756,363

Short Term Holdings 20.7%
US Government Agency ObligationsØ 10.6%
Fannie Mae 2.19%, 10/22/2008	5,000,000	ØØØ	4,993,729
Federal Home Loan Bank 2.91%, 3/25/2009	2,500,000	ØØØ	2,464,453

			7,458,182

US Full Faith and Credit Obligations 3.6%
US Treasury Bill 1.1%, 1/2/2009	1,000,000	ØØØ	997,406
US Treasury Notes 3.5%, 8/15/2009	1,500,000	ØØØ	1,520,627

			2,518,033

Repurchase Agreement 6.5%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $4,557,006, collateralized by: $4,700,000 US Treasury Bill 1.19%, 12/26/2008, with a fair value of $4,694,125	4,557,000		4,557,000

Total Short-Term Holdings			14,533,215

Total Investments 119.3%			83,813,543

Other Assets Less Liabilities (19.3)%			(13,569,114)

Net Assets 100.0%			$70,244,429

Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

ØØ

Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ØØØ	At September 30, 2008, these securities with a total value of $13,358,466 were held as collateral for the TBA securities.

*	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Security Act of 1933.

**	Non-income producing security.

***	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at September 30, 2008.

##	Pay-in-kind bond.

†	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

††	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1)	The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a)	Apple, Goodyear Tire & Rubber and Host Hotels & Resorts

(b)	Flextronics International, Invacare and Owens-Illinois

(c)	Crown Holdings, Leap Wireless International and NRG Energy

(d)	American Tower, Corrections Corporation of America and Rockwood Holdings

(2)

The lesser of i) the principal amount of the note, or ii) the principal amount of the note plus or minus the return of the Standard & Poor’s 500 Index value determined at maturity from the date of purchase of the note.

†††	Security in default and non-income producing.

ADR -	American Depositary Receipts.

TBA -	To be announced.

At September 30, 2008, the cost of investments for federal income tax purposes was as follows:

High-Yield Fund	$232,048,471
U.S. Government Securities Fund	83,620,032

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)

High-Yield Fund	$485,591	$(46,584,655)	$(46,099,064)
U.S. Government Securities Fund	568,349	(374,838)	193,511

Organization — Seligman High Income Fund Series consists of two separate Funds: Seligman High-Yield Fund (“High-Yield Fund”) and Seligman U.S. Government Securities Fund (“U.S. Government Securities Fund”) (collectively, the “Funds”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (the Fund’s Manager) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurements - On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	High-Yield Fund	U.S. Government Securities Fund

Level 1 - Quoted Prices	$11,172,636	$0
Level 2 - Other Significant Observable Inputs	174,776,771	83,813,543
Level 3 - Significant Unobservable Inputs	0	0

Total	$185,949,407	$83,813,543

Risk — Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

Subsequent Events – On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Manager. With the Acquisition completed and shareholders of each Fund having previously approved (at a Special Meeting held on November 3, 2008) a new investment management services agreement between the Series (with respect to each Fund of the Series) and RiverSource Investments, RiverSource Investments is the new investment manager of the Funds effective November 7, 2008.

ITEM 2.	CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN HIGH INCOME FUND SERIES
EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.